FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Types of insurance contracts [member]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) [Line Items]
Financial assets at fair value through profit or loss	£ 116,903	£ 126,968	£ 117,323
Unconsolidated structured entities [member] | Types of insurance contracts [member]
FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) [Line Items]
Financial assets at fair value through profit or loss	£ 26,028	£ 28,759	£ 28,759